Subsequent Events - Additional Information (Detail) ¥ in Thousands, $ in Thousands			1 Months Ended		12 Months Ended
		Dec. 31, 2021 CNY (¥)	Jan. 31, 2023 CNY (¥)	Apr. 30, 2021 CNY (¥)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)
Subsequent Event [Line Items]
Aggregate Purchase Price		¥ 2,013,000				¥ 2,013,000
Revenue from contract with customer excluding assessed tax						9,220,462	$ 1,336,842	¥ 11,351,446	¥ 10,914,374
Service, Other [Member]
Subsequent Event [Line Items]
Revenue from contract with customer excluding assessed tax	[1]					1,024,555		¥ 1,165,242	¥ 602,750
Supplemental Agreement TO License for sports [Member] | Fellow Subsidiary of Tencent [Member] | Forecast [Member] | Minimum [Member]
Subsequent Event [Line Items]
Estimated Increase in gross profit					¥ 200,000
Supplemental Agreement TO License for sports [Member] | Fellow Subsidiary of Tencent [Member] | Forecast [Member] | Maximum [Member]
Subsequent Event [Line Items]
Estimated Increase in gross profit					¥ 300,000
Original License Agreement For E Sports [Member] | Fellow Subsidiary of Tencent [Member]
Subsequent Event [Line Items]
Aggregate Purchase Price				¥ 1,260,000
Original License Agreement For E Sports [Member] | Fellow Subsidiary of Tencent [Member] | Sublicensing [Member] | Service, Other [Member]
Subsequent Event [Line Items]
Revenue from contract with customer excluding assessed tax						¥ 500,000
Subsequent Event [Member] | Supplemental Agreement TO License for sports [Member] | Fellow Subsidiary of Tencent [Member]
Subsequent Event [Line Items]
Aggregate Purchase Price			¥ 450,000

[1]	Other revenues mainly include advertising, sub-licensing and online games revenues.